UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:   10/31/11

Item 1.  Reports to Stockholders.

KCM MACRO TRENDS FUND

Semi - Annual Report

October 31, 2011

1-877-275-5599

www.KernsCapital.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of KCM Macro Trends Fund.

Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2011
Shares	Security	Value
	COMMON STOCK - 26.85%
	AEROSPACE/DEFENSE - 1.36%
13,000	TransDigm Group, Inc. *	$ 1,220,960

	BIOTECHNOLOGY - 1.50%
20,800	Celgene Corp. *	1,348,464

	COAL - 0.80%
9,540	Alliance Resource Partners LP	724,372

	COMMERCIAL SERVICES - 2.73%
13,800	Alliance Data Systems Corp. *	1,413,672
3,000	Mastercard, Inc. - Cl. A	1,041,720
		2,455,392
	COMPUTERS - 2.52%
2,000	Apple, Inc. *	809,560
7,900	International Business Machines Corp.	1,458,577
		2,268,137
	HAND/MACHINE TOOLS - 0.86%
20,000	Kennametal, Inc.	777,800

	INTERNET - 0.95%
4,000	Amazon.com, Inc. *	854,040

	MACHINERY-DIVERSIFIED - 1.29%
15,000	Gardner Denver, Inc.	1,159,950

	OIL & GAS - 3.53%
11,750	Chevron Corp.	1,234,338
10,700	Concho Resources, Inc. *	1,013,504
10,000	Occidental Petroleum Corp.	929,400
		3,177,242
	PHARMACEUTICALS - 2.49%
60,500	Pfizer, Inc.	1,165,230
53,000	Viropharma, Inc. *	1,072,720
		2,237,950
	RETAIL - 1.52%
27,000	Nu Skin Enterprises, Inc.	1,364,310

	SEMICONDUCTORS - 2.40%
33,860	Avago Technologies Ltd.	1,143,452
28,000	Microchip Technology, Inc.	1,012,480
		2,155,932

The accompanying notes are an integral part of these financial statements.

KCM Macro Trends Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2011
Shares	Security	Value
	SOFTWARE - 2.47%
38,000	Microsoft Corp.	$ 1,011,940
37,000	Oracle Corp.	1,212,490
		2,224,430
	TRANSPORTATION - 2.43%
15,500	Norfolk Southern Corp.	1,146,845
10,400	Union Pacific Corp.	1,035,528
		2,182,373

	TOTAL COMMON STOCK	24,151,352
	( Cost - $19,323,356)

	EXCHANGE TRADED FUNDS - 23.11%
	EQUITY FUND - 23.11%
335,119	Direxion Daily Large Cap Bull 3X Shares *	20,784,081
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $19,601,917)

	SHORT-TERM INVESTMENTS - 46.61%
41,917,888	AIM STIT Liquid Assets Portfolio, 0.04%**	41,917,888
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $41,917,888)

	TOTAL INVESTMENTS - 96.57%
	( Cost - $80,843,161) (a)	$ 86,853,321
	OTHER ASSETS LESS LIABILITIES - 3.43%	3,088,801
	NET ASSETS - 100.0%	$ 89,942,122
* Non-Income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on October 31, 2011.
(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 6,192,734
	Unrealized depreciation	(182,574)
	Net unrealized appreciation	$ 6,010,160

The accompanying notes are an integral part of these financial statements.

KCM Macro Trends Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
October 31, 2011

ASSETS
Investment securities:
At cost	$ 80,843,161
At value	$ 86,853,321
Receivable for securities sold	2,663,537
Foreign Cash (Cost $688,894)	780,306
Dividends and interest receivable	4,385
Prepaid expenses and other assets	17,698
TOTAL ASSETS	90,319,247

LIABILITIES
Payable for investments purchased	246,862
Distribution (12b-1) fees payable	19,049
Fund shares repurchased	10,444
Investment advisory fees payable	73,788
Fees payable to other affiliates	12,172
Accrued expenses and other liabilities	14,810
TOTAL LIABILITIES	377,125
NET ASSETS	$ 89,942,122

Net Assets Consist Of:
Paid in capital	$ 91,941,937
Accumulated net investment loss	(315,927)
Accumulated net realized loss from security and foreign currency transactions	(7,785,460)
Net unrealized appreciation of:
Investments	6,010,160
Foreign currency translations	91,412
NET ASSETS	$ 89,942,122

Class R-1
Net Assets	88,970,074
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	8,612,924
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.33

Class R-2
Net Assets	972,048
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	95,557
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)	$ 10.17

The accompanying notes are an integral part of these financial statements.

KCM Macro Trends Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended October 31, 2011

INVESTMENT INCOME
Dividends (Less $2,405 Foreign Taxes)	$ 316,916
Interest	4,975
TOTAL INVESTMENT INCOME	321,891

EXPENSES
Investment advisory fees	476,802
Distribution (12b-1) fees:
Class R-1	117,377
Class R-2	7,289
Administrative services fees	49,714
Professional fees	24,680
Accounting services fees	18,611
Transfer agent fees	11,301
Registration fees	7,604
Custodian fees	5,021
Trustees' fees and expenses	3,756
Printing and postage expenses	1,459
Other expenses	71
TOTAL EXPENSES	723,685

NET INVESTMENT LOSS	(401,794)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain (loss) from:
Investments	(1,930,635)
Net change in unrealized depreciation on:
Investments	(15,554,282)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(17,484,917)
NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (17,886,711)

The accompanying notes are an integral part of these financial statements.

KCM Macro Trends Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year Ended
	October 31, 2011	April 30, 2011
FROM OPERATIONS:	(Unaudited)
Net investment loss	$ (401,794)	$ (107,490)
Net realized gain (loss) from investments	(1,930,635)	623,524
Distributions of capital gains from underlying investment companies	-	1,095
Net change in unrealized depreciation of investments
and foreign currency translations	(15,554,282)	3,191,525
Net decrease in net assets resulting from operations	(17,886,711)	3,708,654

FROM SHARES OF BENEFICIAL INTEREST :
Class R-1:
Proceeds from shares sold (1,313,840 and 2,896,605 shares, respectively)	14,281,607	32,781,732
Payments for shares redeemed (838,939 and 2,830,374 shares, respectively)	(8,904,407)	(30,616,775)
	5,377,200	2,164,957

Class R-2:
Proceeds from shares sold (674 and 13,168 shares, respectively)	7,500	142,645
Payments for shares redeemed (76,572 and 133,839 shares, respectively)	(871,831)	(1,432,076)
	(864,331)	(1,289,431)

Net increase in net assets from shares of beneficial interest	4,512,869	875,526

TOTAL (INCREASE) DECREASE IN NET ASSETS	(13,373,842)	4,584,180

NET ASSETS
Beginning of Period	103,315,964	98,731,784
End of Period *	$ 89,942,122	$ 103,315,964
* Includes accumulated net investment income (loss) of:	$ (315,927)	$ 85,867

The accompanying notes are an integral part of these financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Class R-1
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	October 31, 2011		April 30, 2011	April 30, 2010	Apr. 30, 2009**
	(Unaudited)
Net asset value, beginning of period	$ 12.44		$ 11.81	$ 9.96	$ 10.00

Activity from investment operations:
Net investment income (loss) (1)	(0.05)		(0.01)	0.03	0.06
Net realized and unrealized gain (loss) on investments	(2.06)		0.64	1.85	(0.02)
Total from investment operations	(2.11)		0.63	1.88	0.04
Less distributions:
From net investment income	-		-	(0.03)	(0.07)
In excess of net investment income	-		-	-	(0.01)
Total distributions	-		-	(0.03)	(0.08)

Net asset value, end of period	$ 10.33		$ 12.44	$ 11.81	$ 9.96

Total return (2,3)	(16.96)%		5.33%	18.86%	0.47%

Net assets, end of period (000s)	$ 88,970		$ 101,208	$ 95,297	$ 51,419

Ratio of expenses to average net assets (5)	1.50%	(4)	1.52%	1.56%	1.66%	(4)

Ratio of net investment income to average net assets (6)	(0.83)%	(4)	(0.09)%	0.24%	0.84%	(4)

Portfolio turnover rate	225%	(3)	852%	292%	1,119%	(3)

**	For the period August 4, 2008 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assume reinvestment of all dividends and distributions, if any.
(3) Not Annualized.
(4) Annualized.
(5) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

KCM Macro Trends Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Class R-2
	Six Months		Year	Year	Period
	Ended		Ended	Ended	Ended
	October 31, 2011		April 30, 2011	April 30, 2010	Apr. 30, 2009**
	(Unaudited)
Net asset value, beginning of period	$ 12.29		$ 11.76	$ 9.97	$ 9.49

Activity from investment operations:
Net investment loss (1)	(0.09)		(0.09)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	(2.03)		0.62	1.84	0.49
Total from investment operations	(2.12)		0.53	1.79	0.48
Less distributions:
From net investment income	-		-	-	-
In excess of net investment income	-		-	-	-
Total distributions	-		-	-	-

Net asset value, end of period	$ 10.17		$ 12.29	$ 11.76	$ 9.97

Total return (2,3)	(17.25)%		4.51%	17.95%	5.06%

Net assets, end of period (000s)	$ 972		$ 2,108	$ 3,435	$ 642

Ratio of expenses to average net assets (5)	2.25%	(4)	2.27%	2.31%	2.28%	(4)

Ratio of net investment loss to average net assets (6)	(1.58)%	(4)	(0.82)%	(0.49)%	(1.39)%	(4)

Portfolio turnover rate	225%	(3)	852%	292%	1,119%	(3)

**	For the period April 2, 2009 (commencement of operations) through April 30, 2009.
(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2) Assume reinvestment of all dividends and distributions, if any.
(3) Not Annualized.
(4) Annualized.
(5) The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

October 31, 2011

1.

ORGANIZATION

The KCM Macro Trends Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Fund’s investment objective is long-term growth of capital.  The Fund offers two classes of shares designated as Class R-1 and Class R-2.  Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges.  Class R-1 commenced operations on August 4, 2008 and Class R-2 commenced operations on April 2, 2009.

           Class R-1 shares and Class R-2 shares are offered at net asset value.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.    Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.  Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of October 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock*	$ 24,151,352	-	-	$ 24,151,352
Exchange-Traded Funds	20,784,081	-	-	20,784,081
Short-Term Investments	41,917,888	-	-	41,917,888
Total	$ 86,853,321	$ -	$ -	$ 86,853,321

                The Fund did not hold any Level 3 securities during the period.

                There were no significant transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and 2 at the end of the reporting period.

              *Please refer to the Portfolio of Investments for Industry classifications.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.  Therefore, no provision for Federal income tax is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2009-2011), or expected to be taken in the Fund’s 2012 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending April 30, 2012. Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all of a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be included in the April 30, 2012 annual report.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Forward Currency Contracts – As foreign securities are purchased, the Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

(a) For the six months ended October 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $372,209,672 and $395,052,268, respectively.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund.  Kerns Capital Management, Inc. serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.  For the six months ended October 31, 2011, the Fund incurred $476,802 of advisory fees.

Distributor- The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets for Class R-1 shares and Class R-2 shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.  For the six months ended October 31, 2011, pursuant to the Plan, Class R-1 shares paid $117,377 and Class R-2 shares paid $7,289.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund also pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

Administration- The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.  Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting- Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  Fees are billed monthly as follows:

A minimum annual fee of $24,000 plus:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency-  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.  Fees are billed monthly as follows:

The greater of the annual minimum or per account charges. The annual minimum is $15,000 per class and the account charge is $14.00 per account.  The annual minimum fee is waived for the second shares class.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the six months ended October 31, 2011, the Fund incurred expenses of $8,162 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the six months ended October 31, 2011, GemCom collected amounts totaling $1,459 for EDGAR and printing services performed.

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

5.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended was as follows:

As of April 30, 2011, the components of distributable earnings/ (deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and partnership adjustments.

At April 30, 2011, the Fund had a capital loss carry forward for federal income tax purposes available to offset future capital gains.  The capital loss carry forwards will expire on the dates indicated below:

Permanent book and tax differences primarily attributable to net operating losses, tax treatment of foreign currency gain/(loss) and adjustments for grantor trusts and partnerships, resulted in reclassification for the period ended April 30, 2011 as follows:

6.  NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with

KCM Macro Trends Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

October 31, 2011

GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact these disclosures may have on the Fund’s financial statements.

7.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in AIM STIT Liquid Assets Portfolio Money Market Fund, (the “AIM STIT Portfolio”).  The Fund may redeem its investment from the AIM STIT Portfolio at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the AIM STIT Portfolio.  The financial statements of the AIM STIT Portfolio, including the portfolio of investments, can be found at www.aimfunds.com or the Security and Exchange Commissions website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of October 31, 2011 the percentage of the Funds’ net assets invested in the AIM STIT Portfolio was 46.61%.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

9.

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act.  As of October 31, 2011 Charles Schwab & Co. account, holding shares for the benefit of others in nominee name, held approximately 86% of the voting securities of the KCM Macro Trends Fund Class R-1 shares.

KCM Macro Trends Fund

EXPENSE EXAMPLES

October 31, 2011 (Unaudited)

As a shareholder of the KCM Macro Trends Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the KCM Macro Trends Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/11	Ending Account Value 10/31/11	Annualized Expense Ratio	Expense Paid During Period* 5/1/11 - 4/30/11
Actual
Class R-1	$1,000.00	$ 830.40	1.50%	$ 6.92
Class R-2	$1000.00	$ 827.50	2.25%	$ 10.36
Hypothetical (5% return before expenses)
Class R-1	$1,000.00	$ 1,017.64	1.50%	$ 7.63
Class R-2	$1,000.00	$ 1,013.86	2.25%	$ 11.42

*  Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended October 31, 2011 (184) divided by the number of days in the fiscal year (365).

KCM Macro Trends Fund

ADDITIONAL INFORMATION (Unaudited)

October 31, 2011

Renewal of Advisory Agreement – KCM Macro Trends Fund

In connection with a regular meeting held on February 23, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Kerns Capital Management, Inc. (“Kerns” or the “Adviser”) and the Trust, on behalf of the KCM Macro Trends Fund (the “Fund”).  In considering the Agreement, the Board received materials specifically relating to the Agreement from the Adviser.  These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of Kerns’ research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed Kerns’ financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of Kerns’ past performance, as well as other factors relating to its track record.  The Board concluded that the Adviser’s past performance was acceptable.

 Fees and Expenses.  The Board noted that Kerns charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by funds in the peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale. After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of the Fund’s expense limitation agreement and asset levels, the Board was satisfied that the Adviser’s level of profitability from its relationship to Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

Portfolio Analysis as of October 31, 2011 (Unaudited)

Percent of
Net Assets
Common Stock	26.85
Technology	7.39
Consumer, Non-Cyclical	6.72
Industrial	5.94
Energy	4.34
Consumer, Cyclical	1.52
Communications	0.94
Exchange Traded Funds	23.11
Short-Term Investments	46.61
Other Assets Less Liabilities	3.43
Total	100.00

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-275-5599 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-275-5599.

INVESTMENT ADVISOR

Kerns Capital Management, Inc.

Galleria Financial Center

5075 Westheimer Rd., Suite 1177

Houston, TX 77056

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

1/9/12

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

1/9/12